Line of Credit and Term Loan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended	12 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jul. 30, 2011
Line Of Credit Facility Covenant Compliance [Line Items]
Revolving line of credit current borrowing capacity						$ 190.0
Unamortized deferred financing fees				0.2
Date of maturity				Aug. 03, 2016
Revolving line of credit current borrowing capacity				417.5
Term loan facility repaid				15.0
Maturity date of term loan facility				Jul. 06, 2015
Increase in revolving line of credit		100.0
Payments to revolving line of credit	75.7
Repayment of outstanding term loan	15.0
Term loan, expensed the remaining debt issuance costs	0.2
Weighted-average interest rate for the revolving line of credit			2.74%	2.50%
Outstanding revolving line of credit			114.0	82.5
Undrawn borrowing availability under the revolving line of credit			138.5	188.5
Outstanding letters of credit			20.2	19.5	6.9
Fixed charge coverage ratio covenant, fixed amount available under revolving line of credit				17.5
Fixed charge coverage ratio covenant, percentage of commitments or domestic borrowing base				10.00%
Fixed charge coverage ratio				1
Availability under revolving line of credit for extensions of credit, fixed amount				20.0
Availability under revolving line of credit for extensions of credit, percentage of commitments or domestic borrowing base				15.00%
Restoration Hardware Canada, Inc [Member]
Line Of Credit Facility Covenant Compliance [Line Items]
Revolving line of credit current borrowing capacity				$ 10.0